UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):[  ]  is a restatement.
                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NTV Asset Management, LLC
Address:   216 Brooks Street
           Suite 300
           Charleston, WV  25301

Form 13F File Number:  028-11081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Karen Setterstrom
Title:  Chief Compliance Officer
Phone:  (304) 353-9095

Signature, Place, and Date of Signing:

/s/  Karen Setterstrom     Charleston, West Virginia        February  9, 2010

Report Type (Check only one.):

[X]1 3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

      Form 13F File Number      Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        4,451,103

Form 13F Information Table Value Total:        185,906
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                             Form 13F INFORMATION TABLE

          Column 1                   Column 2   Column 3   Column 4 Column 5  Column 6   Column 7   Column 8


       NAME OF ISSUER            TITLE OF        CUSIP       VALUE   SHRS OR  INVESTMENT  OTHER     VOTING
                                  CLASS                    (x$1000)  SH/PUT/  DISCRETION MANAGERS  AUTHORITY
                                                                    PRN AMT
                                                                    PRN CALL
                                                                                               SOLE  SHARED NONE
Agilent Technologies Inc                    Com 00846U101      321    10345       Sole           345  10000
Apple Inc                                   Com 037833100      223     1060       Sole          1060      0
ABB Ltd                           Sponsored ADR 000375204      357    18700       Sole             0  18700
Abbott Labs                                 Com 002824100      235     4360       Sole          4060    300
Automatic Data Processing                   Com 053015103      548    12800       Sole         12550    250
Ishares Tr                     Barclys US AGG B 464287226      428     4150       Sole          1150   3000
Amgen Inc                                   Com 031162100      992    17545       Sole         14945   2600
Air Prods & Chems Inc                       Com 009158106     1215    15000       Sole             0  15000
Bank of America Corporation                 Com 060505104     1134    75336       Sole         68220   7116
Baxter Intl Inc                             Com 071813109     1105    18845       Sole           445  18400
BB&T Corp                                   Com 054937107     9502   374566     Shared        341394  33172
Black Hills Corp                            Com 092113109      326    12250       Sole             0  12250
Bristol Myers Squibb Co                     Com 110122108      724    28705       Sole         20605   8100
BP PLC                            Sponsored ADR 055622104      979    16892       Sole         15392   1500
Berkshire Hathaway Inc Del                 Cl B 084670207      210       64       Sole            32     32
Citigroup Inc                               Com 172967101      271    81898       Sole         72902   8996
City Hldg Co                                Com 177835105      589    18246     Shared         16746   1500
Colgate Palmolive Co                        Com 194162103      840    10236       Sole          7036   3200
Cisco Sys Inc                               Com 17275R102      955    39921       Sole         26341  13580
CSX Corp                                    Com 126408103     1085    22390       Sole           390  22000
Chevron Corp New                            Com 166764100     2055    26697       Sole         23237   3460
SPDR Series Trust                Barcly Cnv Etf 78464A359     3425    90650       Sole         78850  11800
Du Pont E I De Nemours & Co                 Com 263534109      499    14835       Sole          2035  12800
Wisdomtree Trust                 Emerg Mkts ETF 97717W315     1583    31850       Sole         31650    200
Diamonds Tr                          Unit Ser 1 252787106     3440    33058       Sole         22730  10328
Disney Walt Co                              Com 254687106     1856    57572       Sole         20420  37152

Wisdomtree Trust                   Intl Energyg 97717W711      331    12950       Sole         11950   1000
Wisdomtree Trust                 Intl SmCap Div 97717W760      466    10425       Sole         10425      0
Dow Chem Co                                 Com 260543103      619    22419       Sole          6419  16000
Deutsche Telekom AG               Sponsored ADR 251566105      282    19200       Sole         19200      0
Duke Energy Corp New                        Com 26441C105      812    47235       Sole         36035  11200
Ishares Tr                       DJ Sel Div Inx 464287168     4379    99735       Sole         99535    200
Ishares Tr                       MSCI Emerg Mkt 464287234     6078   146480       Sole        107670  38810
Ishares Tr                        MSCI Eafe Idx 464287465     5125    92713       Sole         59830  32883
Ishares Tr                         MSCI Grw Idx 464288885      245     4445       Sole           850   3595
Emerson Elec Co                             Com 291011104     1208    28361       Sole         12450  15911
El Paso Corp                                Com 28336L109      380    38734       Sole         18700  20034
Enterprise Prods Partners                   Com 293792107      924    29425       Sole         29425      0
Wisdomtree Trust                 India Erngs Fd 97717W422      203     9200       Sole          9200      0
Ishares Inc                          MSCI Japan 464286848      667    68550       Sole         46850  21700
Ishares Inc                       MSCI Malaysia 464286830      489    46100       Sole         45500    600
Ishares Inc                      MSCI Utd Kingd 464286699      244    15100       Sole         15100      0
Ishares Tr                       S&P GL Industr 464288729      710    16000       Sole         15000   1000
Federated Invs Inc PA                      Cl B 314211103     1100    40000       Sole             0  40000
Fiserv Inc                                  Com 337738108      659    13600       Sole             0  13600
Fiduciary Claymore MLP Opp F                Com 31647Q106     1256    70031       Sole         66031   4000
Fresenius Med Care AG & Co        Sponsored ADR 358029106      540    10200       Sole         10100    100
FPL Group Inc                               Com 302571104      223     4240       Sole          4050    190
France Telecom                    Sponsored ADR 35177Q105      373    14800       Sole         14800      0
General Dynamics Corp                       Com 369550108      743    10900       Sole           100  10800
General Electric Co                         Com 369604103     2960   195702       Sole        133715  61987
Gilead Sciences Inc                         Com 375558103      216     5000       Sole          5000      0
General Mls Inc                             Com 370334104      350     4946       Sole          2400   2546
Glaxosmithkline PLC               Sponsored ADR 37733W105      481    11387       Sole          1387  10000
Ishares Tr                     Barclys Inter Gv 464288612      715     6800       Sole           100   6700
Health Care REIT Inc                        Com 42217K106      620    14000       Sole         13000   1000
HCP Inc                                     Com 40414L109      251     8250       Sole          5100   3150
Home Depot Inc                              Com 437076102      984    34030       Sole         20480  13550
Heniz H J Co                                Com 423074103      533    12466       Sole         11266   1200
Hospitality Pptys Tr             Com Sh Ben Int 44106M102      220     9300       Sole          3200   6100
Ishares Tr                        High Yld Corp 464288513     1019    11600       Sole         11500    100

Ishares Comex Gold Tr                   Ishares 464285105     5534    51550       Sole         50550   1000
Ishares Tr                       NASDQ Bio Indx 464287556     3086    37715       Sole         29465   8250
International Business Machs                Com 459200101     2431    18577       Sole         11927   6650
Ishares Tr                          DJ US Utils 464287697      260     3486       Sole          3486      0
Ishares Tr                     DJ Intl Sel Divd 464288448      544    17329       Sole         17029    300
Ishares Tr                     Barclays 7-10 yr 464287440     1744    19690       Sole         15835   3855
Ishares Tr                       S&P MidCap 400 464287507     3845    53110       Sole         38325  14785
Ishares Tr                       S&P MC 400 Grw 464287606     1433    18450       Sole         18300    150
Ishares Tr                       S&P SmlCap 600 464287804     1297    23720       Sole         13145  10575
Ishares Tr                         S&P SmlCp Gr 464287887      325     5700       Sole          5600    100
Intel Corp                                  Com 458140100     1317    64573       Sole         39573  25000
Ishares Tr                     S&P Glb 100 Indx 464287572      660    10957       Sole          6910   4047
Ishares Tr                        S&P 500 Value 464287408      907    17111       Sole          2811  14300
Ishares Tr                        S&P 500 Index 464287200      309     2767       Sole          2637    130
Ishares Tr                          S&P 500 Grw 464287309     2474    42677       Sole         23327  19350
Ishares Tr                         Russell 1000 464287622      490     8000       Sole             0   8000
Ishares Tr                      Russell 1000 Gr 464287614      808    16225       Sole          7100   9125
Ishares Tr                         Russell 2000 464287655      576     9226       Sole          7201   2025
Ishares Tr                         Rusl 2000 Gr 464287648      769    11300       Sole          8300   3000
Ishares Tr                       Russell Mcp Gr 464287481      494    10900       Sole          3900   7000
Ishares Tr                      Russell Mid Cap 464287499     1747    21180       Sole         10150  11030
Ishares Tr                          S&P Gbl Inf 464287291     1036    18500       Sole         15900   2600
Ishares Tr                        S&P Gbl Telcm 464287275      205     3755       Sole          2555   1200
Ishares Tr                       DJ US Industrl 464287754      375     7087       Sole          5375   1712
Johnson & Johnson                           Com 478160104     4908    76213       Sole         42433  33780
JP Morgan & Chase & Co                      Com 46625H100      775    18621     Shared         18308    313
Ishares Tr                       S&P Gl Utiliti 464288711     1430    29806       Sole         27906   1900
Kinder Morgan Energy Partner     Ut Ltd Partner 494550106      713    11700       Sole         11700      0
Coca Cola Co                                Com 191216100     2432    42676       Sole         16526  26150
L-3Communications Hldgs Inc                 Com 502424104      880    10125       Sole          8950   1175
Ishares Tr                       IBOXX Inv CPBD 464287242     4372    41980       Sole         34845   7135
Medtronic Inc                               Com 585055106      467    10624       Sole          1424   9200
Medco Health Solutions Inc                  Com 58405U102      314     4928       Sole           272   4656

Microsoft Corp                              Com 594918104     3262   107034       Sole         71128  35906
Mylan Labs Inc                              Com 628530107      432    23473       Sole         22863    610
Novartis A G                      Sponsored ADR 66987V109      760    13975       Sole         13975      0
NYSE Euronext                               Com 629491101      350    13850       Sole          3850  10000
Ishares Tr                       S&P 100 Idx Fd 464287101      752    14625       Sole         14350    275
Oracle Corp                                 Com 68389X105      601    24525       Sole          4525  20000
Powershares Global ETF Trust   Gbl Clean Energy 73936T615      418    25100       Sole         23100   2000
Plum Creek Timber Co Inc                    Com 729251108      313     8312       Sole          3837   4475
Pepsico Inc                                 Com 713448108     2338    38467       Sole         33467   5000
Pfizer Inc                                  Com 717081103      821    45139       Sole         26089  19050
Ishares Tr                       US Pfd Stk Idx 464288687      410    11175       Sole          7950   3225
Procter & Gamble Co                         Com 742718109     5221    86113       Sole         50237  35876
Barclays Bank PLC                  ETN Platinum 06739H255     2204    57200       Sole         55200   2000
Powershares ETF Trust            Water Resource 73935X575      629    37317       Sole         33600   3717
Piedmont Nat Gas Inc                        Com 720186105      266     9944       Sole          9944      0
Powershares ETF Trust            Dyn Netwkg Prt 73935X815      237    13100       Sole         13100      0
Powershares QQQ Trust                Unit Ser 1 73935A104     3445    75306       Sole         47756  27550
Pimco Strategic Gbl Gov Fd I                Com 72200X104      297    29000       Sole         24000   5000
Royal Dutch Shell PLC               Spons ADR A 780259206     1627    27075       Sole         24075   3000
RGC Res Inc                                 Com 74955L103      569    19650       Sole             0  19650
Transocean LTD                          Reg Shs H8817H100      238     2875       Sole          1250   1625
Rydex ETF Trust                  S&P 500 Eq Trd 78355W106      805    20367       Sole         14667   5700
Raytheon Co                             Com New 755111507      473     9185       Sole          1185   8000
Proshares Tr                  PSHS Ulsht SP 500 74347R883     1190    33975       Sole         33975      0
Ishares Tr                       Barclys 1-3 YR 464287457     1062    12805       Sole          9525   3280
Schlumberger Ltd                            Com 806857108     3653    56135       Sole         31835  24300
Southern Co                                 Com 842587107      696    20894       Sole         18694   2200
SPDR Tr                              Unit Ser 1 78462F103    11063    99274       Sole         97274   2000
Sysco Corp                                  Com 871829107      630    22576       Sole         20076   2500
AT&T Inc                                    Com 00206R102     3494   124669       Sole        104952  19717
Teva Pharmaceuticals Inds Ltd               ADR 881624209     3039    54097       Sole         45797   8300
Ishares Tr                       Barclys 20+ Yr 464287432      278     3100       Sole             0   3100
Thermo Fisher Scientific Inc                Com 883556102      726    15225       Sole         15225      0
United Bankshares Inc WV                    Com 909907107     1026    51379     Shared         51379      0
United Technologies Corp                    Com 913017109      927    13360       Sole         10188   3172

Varian Med Sys Inc                          Com 92220P105      585    12500       Sole           0    12500
Verizon Communications Inc                  Com 92343V104     1918    57906       Sole       47175    10731
Walgreen Co                                 Com 931422109      314     8575       Sole        7475     1100
Wells Fargo & Co New                        Com 949746101      556    20604       Sole       11846     8758
Waste Mgmt Inc Del                          Com 94106L109     1792    53028       Sole       34278    18750
Williams Cos Inc Del                        Com 969457100      533    25300       Sole       25300        0
Exxon Mobil Corp                            Com 30231G102     5205    76341       Sole       46773    29568
Dentsply Intl Inc New                       Com 249030107      492    14000       Sole           0    14000
                                                            185906  4451103                3242583  1208520